SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected life (years)	4 years 1 month 20 days	4 years 7 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	90.60%	92.70%
Expected risk free interest rates range, minimum	4.07%	3.90%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, maximum	91.00%	95.90%
Expected risk free interest rate range, maximum	4.37%	4.50%